UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                -------------


Check here if Amendment [ ]; Amendment Number: ____________
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Van Wagoner Capital Management, Inc.
Address:  345 California Street
          Suite 2450
          San Francisco, CA  94104

Form 13F File Number:   28-6388

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:    Garrett R. Van Wagoner
Title:   President
Phone:   (415) 835-5000


Signature, Place, and Date of Signing:


     /s/Garrett R. Van Wagoner          San Francisco, CA                7/30/01
     ---------------------------------------------------------------------------
     Garrett R. Van Wagoner                                              Date



Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                            ------------------------

Form 13F Information Table Entry Total:              99
                                            ------------------------

Form 13F Information Table Value Total:     $        918,668
                                            ------------------------
                                                    (thousands)


List of Other Included Managers:    NONE

Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 Page 1 of 6                                           FORM 13F INFORMATION TABLE

                                  Name of Reporting Manager: Van Wagoner Capital Management, Inc.
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  Column 1:            Column 2:    Column 3:   Column 4:         Column 5:           Column 6:        Column 7:      Column 8:
Name of Issuer      Title of Class   CUSIP     Market Value  Shares or Principal Investment Discretion   Other     Voting Authority
                                     Number    (x $1,000)         Amount                               Managers
------------------------------------------------------------------------------------------------------------------------------------
                                                                         SH/ Put Sole Shared-  Shared-            Sole  Shared  None
                                                                         PRN Cal      Defined   Other
------------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC            COMMON       00339B107          900        20,000  SH     SOLE                           20,000
------------------------------------------------------------------------------------------------------------------------------------
ACCLAIM ENTMT          COMMON       004325205          659       135,000  SH     SOLE                          135,000
------------------------------------------------------------------------------------------------------------------------------------
ACTUATE SFT            COMMON       00508B102        8,266       865,500  SH     SOLE                          865,500
------------------------------------------------------------------------------------------------------------------------------------
ADEPT TECH             COMMON       006854103          792        80,000  SH     SOLE                           80,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE         COMMON       02364J104        1,908        36,000  SH     SOLE                           36,000
------------------------------------------------------------------------------------------------------------------------------------
ANAREN MICRO           COMMON       032744104       10,860       543,000  SH     SOLE                          543,000
------------------------------------------------------------------------------------------------------------------------------------
APPLEBEES INTL         COMMON       037899101        1,120        35,000  SH     SOLE                           35,000
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS          COMMON       038222105       11,735       239,000  SH     SOLE                          239,000
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MICRO          COMMON       03822W109        4,010       233,150  SH     SOLE                          233,150
------------------------------------------------------------------------------------------------------------------------------------
ASYST TECH             COMMON       04648X107        1,080        80,000  SH     SOLE                           80,000
------------------------------------------------------------------------------------------------------------------------------------
ATS MEDICAL            COMMON       002083103          945        75,000  SH     SOLE                           75,000
------------------------------------------------------------------------------------------------------------------------------------
BROCADE COMM           COMMON       111621108       29,588       672,600  SH     SOLE                          672,600
------------------------------------------------------------------------------------------------------------------------------------
BUCA INC               COMMON       117769109          544        25,000  SH     SOLE                           25,000
------------------------------------------------------------------------------------------------------------------------------------
C COR NET              COMMON       125010108          960        80,000  SH     SOLE                           80,000
------------------------------------------------------------------------------------------------------------------------------------
CALIF PIZZA            COMMON       13054D109          349        15,000  SH     SOLE                           15,000
------------------------------------------------------------------------------------------------------------------------------------
CARDIAC PATH           COMMON       141408302        1,635       313,800  SH     SOLE                          313,800
------------------------------------------------------------------------------------------------------------------------------------
CARDIAC PTH 072299     COMMON       141408302        5,210     1,000,000  SH     SOLE                        1,000,000
------------------------------------------------------------------------------------------------------------------------------------
CARDIAC PTH 122100     COMMON       141408302       18,388     3,529,412  SH     SOLE                        3,529,412
------------------------------------------------------------------------------------------------------------------------------------
CELERITEK INC          COMMON       150926103        1,047        70,000  SH     SOLE                           70,000
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 Page 2 of 6                                           FORM 13F INFORMATION TABLE
                                  Name of Reporting Manager: Van Wagoner Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Column 1:            Column 2:    Column 3:   Column 4:         Column 5:           Column 6:        Column 7:      Column 8:
Name of Issuer      Title of Class   CUSIP     Market Value  Shares or Principal Investment Discretion   Other     Voting Authority
                                     Number    (x $1,000)         Amount                               Managers
------------------------------------------------------------------------------------------------------------------------------------
                                                                         SH/ Put Sole Shared-  Shared-            Sole  Shared  None
                                                                         PRN Cal      Defined   Other
------------------------------------------------------------------------------------------------------------------------------------
CENTRA SFTWRE          COMMON       15234X103        9,123       536,950  SH     SOLE                          536,950
------------------------------------------------------------------------------------------------------------------------------------
CEPHALON INC           COMMON       156708109        1,058        15,000  SH     SOLE                           15,000
------------------------------------------------------------------------------------------------------------------------------------
CHECKPOINT SFT         COMMON       M22465104       10,852       214,600  SH     SOLE                          214,600
------------------------------------------------------------------------------------------------------------------------------------
CIENA CORP             COMMON       171779101        9,688       254,950  SH     SOLE                          254,950
------------------------------------------------------------------------------------------------------------------------------------
DOCENT E 040300        COMMON       25608L106        5,319       531,915  SH     SOLE                          531,915
------------------------------------------------------------------------------------------------------------------------------------
DOCENT F 082800        COMMON                       12,803     1,329,788  SH     SOLE                        1,329,788
------------------------------------------------------------------------------------------------------------------------------------
DOCENT INC             COMMON       25608L106       12,314     1,231,400  SH     SOLE                        1,231,400
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC               COMMON       278642103        2,630        38,400  SH     SOLE                           38,400
------------------------------------------------------------------------------------------------------------------------------------
ECLIPSYS CORP          COMMON       278856109        1,200        50,000  SH     SOLE                           50,000
------------------------------------------------------------------------------------------------------------------------------------
ELANTEC SEMI           COMMON       284155108        1,352        40,000  SH     SOLE                           40,000
------------------------------------------------------------------------------------------------------------------------------------
ELECTRC BOUTQ          COMMON       286045109          635        20,000  SH     SOLE                           20,000
------------------------------------------------------------------------------------------------------------------------------------
ELECTRO SCIEN          COMMON       285229100          762        20,000  SH     SOLE                           20,000
------------------------------------------------------------------------------------------------------------------------------------
ELECTROGLAS            COMMON       285324109          797        45,000  SH     SOLE                           45,000
------------------------------------------------------------------------------------------------------------------------------------
EMBRCDRO TECH          COMMON       290787100       59,350     2,660,250  SH     SOLE                        2,660,250
------------------------------------------------------------------------------------------------------------------------------------
EMULEX CORP            COMMON       292475209       27,355       677,100  SH     SOLE                          677,100
------------------------------------------------------------------------------------------------------------------------------------
ENDOCARE INC           COMMON       29264P104        1,599       100,000  SH     SOLE                          100,000
------------------------------------------------------------------------------------------------------------------------------------
EXAR CORP              COMMON       300645108          988        50,000  SH     SOLE                           50,000
------------------------------------------------------------------------------------------------------------------------------------
HARMONIC LGHT          COMMON       413160102          600        60,000  SH     SOLE                           60,000
------------------------------------------------------------------------------------------------------------------------------------
HOMESTORE COM          COMMON       437852106        7,053       201,750  SH     SOLE                          201,750
------------------------------------------------------------------------------------------------------------------------------------
I-MANY INC             COMMON       44973Q103       21,738     1,610,200  SH     SOLE                        1,610,200
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 Page 3 of 6                                           FORM 13F INFORMATION TABLE
                                  Name of Reporting Manager: Van Wagoner Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Column 1:            Column 2:    Column 3:   Column 4:         Column 5:           Column 6:        Column 7:      Column 8:
Name of Issuer      Title of Class   CUSIP     Market Value  Shares or Principal Investment Discretion   Other     Voting Authority
                                     Number    (x $1,000)         Amount                               Managers
------------------------------------------------------------------------------------------------------------------------------------
                                                                         SH/ Put Sole Shared-  Shared-            Sole  Shared  None
                                                                         PRN Cal      Defined   Other
------------------------------------------------------------------------------------------------------------------------------------
IBEAM 100301           COMMON                           26        73,014  SH     SOLE                           73,014
------------------------------------------------------------------------------------------------------------------------------------
IMMUNOGEN INC          COMMON       45253H101        1,000        50,000  SH     SOLE                           50,000
------------------------------------------------------------------------------------------------------------------------------------
INFORMATICA            COMMON       45666Q102       16,058       925,000  SH     SOLE                          925,000
------------------------------------------------------------------------------------------------------------------------------------
INTERWOVEN E 060399    COMMON       46114T102       31,849     1,884,568  SH     SOLE                        1,884,568
------------------------------------------------------------------------------------------------------------------------------------
INTERWOVEN INC         COMMON       46114T102       84,623     5,007,300  SH     SOLE                        5,007,300
------------------------------------------------------------------------------------------------------------------------------------
INTRANET SLTNS         COMMON       460939309       56,373     1,481,550  SH     SOLE                        1,481,550
------------------------------------------------------------------------------------------------------------------------------------
JDA SOFTWARE           COMMON       46612K108        1,246        75,000  SH     SOLE                           75,000
------------------------------------------------------------------------------------------------------------------------------------
KLA-TENCOR             COMMON       482480100        7,367       126,000  SH     SOLE                          126,000
------------------------------------------------------------------------------------------------------------------------------------
LEXAR MEDIA            COMMON       52886P104          239       150,000  SH     SOLE                          150,000
------------------------------------------------------------------------------------------------------------------------------------
LTX CORP               COMMON       502392103        7,208       282,000  SH     SOLE                          282,000
------------------------------------------------------------------------------------------------------------------------------------
MANUGISTICS            COMMON       565011103       19,376       771,950  SH     SOLE                          771,950
------------------------------------------------------------------------------------------------------------------------------------
MATRIXONE INC          COMMON       57685P304       22,431       967,250  SH     SOLE                          967,250
------------------------------------------------------------------------------------------------------------------------------------
MECHANICAL DYNA        COMMON       583521109        1,035        90,000  SH     SOLE                           90,000
------------------------------------------------------------------------------------------------------------------------------------
MEDAREX INC            COMMON       583916101          823        35,000  SH     SOLE                           35,000
------------------------------------------------------------------------------------------------------------------------------------
MERCURY INTER          COMMON       589405109        2,097        35,000  SH     SOLE                           35,000
------------------------------------------------------------------------------------------------------------------------------------
MICROMUSE              COMMON       595094103       19,075       681,500  SH     SOLE                          681,500
------------------------------------------------------------------------------------------------------------------------------------
MICROTUNE              COMMON       59514M106        2,200       100,000  SH     SOLE                          100,000
------------------------------------------------------------------------------------------------------------------------------------
MYRIAD GNTCS           COMMON       62855J104          760        12,000  SH     SOLE                           12,000
------------------------------------------------------------------------------------------------------------------------------------
NETEGRITY              COMMON       64110P107       37,395     1,246,500  SH     SOLE                        1,246,500
------------------------------------------------------------------------------------------------------------------------------------
NOKIA CORP A           COMMON       654902204        3,140       141,500  SH     SOLE                          141,500
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 Page 4 of 6                                           FORM 13F INFORMATION TABLE
                                  Name of Reporting Manager: Van Wagoner Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Column 1:            Column 2:    Column 3:   Column 4:         Column 5:           Column 6:        Column 7:      Column 8:
Name of Issuer      Title of Class   CUSIP     Market Value  Shares or Principal Investment Discretion   Other     Voting Authority
                                     Number    (x $1,000)         Amount                               Managers
------------------------------------------------------------------------------------------------------------------------------------
                                                                         SH/ Put Sole Shared-  Shared-            Sole  Shared  None
                                                                         PRN Cal      Defined   Other
------------------------------------------------------------------------------------------------------------------------------------
NVIDIA CORP            COMMON       67066G104          928        10,000  SH     SOLE                           10,000
------------------------------------------------------------------------------------------------------------------------------------
O2MICRO INTL           COMMON       G6797E106        1,540       140,000  SH     SOLE                          140,000
------------------------------------------------------------------------------------------------------------------------------------
ONI SYSTEMS            COMMON       68273F103       26,778       959,800  SH     SOLE                          959,800
------------------------------------------------------------------------------------------------------------------------------------
OPENWAVE SYS           COMMON       683718100       14,123       407,001  SH     SOLE                          407,001
------------------------------------------------------------------------------------------------------------------------------------
OPNET TECH             COMMON       683757108       12,647       707,700  SH     SOLE                          707,700
------------------------------------------------------------------------------------------------------------------------------------
ORCHID BIOSCNCS        COMMON       68571P100        1,262       165,000  SH     SOLE                          165,000
------------------------------------------------------------------------------------------------------------------------------------
PEOPLESOFT             COMMON       712713106        3,446        70,000  SH     SOLE                           70,000
------------------------------------------------------------------------------------------------------------------------------------
PERICOM SEMI           COMMON       713831105          786        50,000  SH     SOLE                           50,000
------------------------------------------------------------------------------------------------------------------------------------
PF CHANGS CHNA         COMMON       69333Y108        1,327        35,000  SH     SOLE                           35,000
------------------------------------------------------------------------------------------------------------------------------------
PHOTON DYN             COMMON       719364101          945        35,000  SH     SOLE                           35,000
------------------------------------------------------------------------------------------------------------------------------------
POWERWAVE              COMMON       739363109       10,912       752,550  SH     SOLE                          752,550
------------------------------------------------------------------------------------------------------------------------------------
PRICELINE COM          COMMON       741503106          679        75,000  SH     SOLE                           75,000
------------------------------------------------------------------------------------------------------------------------------------
PROTEIN DESIGN         COMMON       74369L103          868        10,000  SH     SOLE                           10,000
------------------------------------------------------------------------------------------------------------------------------------
QLOGIC CORP            COMMON       747277101       18,578       288,250  SH     SOLE                          288,250
------------------------------------------------------------------------------------------------------------------------------------
QUEST SFTWRE           COMMON       74834T103       16,015       424,250  SH     SOLE                          424,250
------------------------------------------------------------------------------------------------------------------------------------
REX STORES             COMMON       761624105          673        25,000  SH     SOLE                           25,000
------------------------------------------------------------------------------------------------------------------------------------
RF MICRDVCS            COMMON       749941100       10,742       398,300  SH     SOLE                          398,300
------------------------------------------------------------------------------------------------------------------------------------
RUDOLPH TECH           COMMON       781270103          705        15,000  SH     SOLE                           15,000
------------------------------------------------------------------------------------------------------------------------------------
SANMINA CORP           COMMON       800907107          936        40,000  SH     SOLE                           40,000
------------------------------------------------------------------------------------------------------------------------------------
SCIENTIFIC ATL         COMMON       808655104        2,030        50,000  SH     SOLE                           50,000
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 Page 5 of 6                                           FORM 13F INFORMATION TABLE
                                  Name of Reporting Manager: Van Wagoner Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Column 1:            Column 2:    Column 3:   Column 4:         Column 5:           Column 6:        Column 7:      Column 8:
Name of Issuer      Title of Class   CUSIP     Market Value  Shares or Principal Investment Discretion   Other     Voting Authority
                                     Number    (x $1,000)         Amount                               Managers
------------------------------------------------------------------------------------------------------------------------------------
                                                                         SH/ Put Sole Shared-  Shared-            Sole  Shared  None
                                                                         PRN Cal      Defined   Other
------------------------------------------------------------------------------------------------------------------------------------
SCREAM MEDIA B 100499  COMMON       810883108        3,375     1,144,127  SH     SOLE                        1,144,127
------------------------------------------------------------------------------------------------------------------------------------
SCREAM MEDIA C 071700  COMMON                          896       317,633  SH     SOLE                          317,633
------------------------------------------------------------------------------------------------------------------------------------
SCREAMINGMEDIA         COMMON       810883108        5,448     1,846,900  SH     SOLE                        1,846,900
------------------------------------------------------------------------------------------------------------------------------------
SEEBEYOND TECH         COMMON       815704101        1,590       100,000  SH     SOLE                          100,000
------------------------------------------------------------------------------------------------------------------------------------
SIEBEL SYS INC         COMMON       826170102        3,339        71,200  SH     SOLE                           71,200
------------------------------------------------------------------------------------------------------------------------------------
SONUS NETWRKS          COMMON       835916107       34,178     1,463,100  SH     SOLE                        1,463,100
------------------------------------------------------------------------------------------------------------------------------------
STOCKERYALE            COMMON       86126T203          258        24,000  SH     SOLE                           24,000
------------------------------------------------------------------------------------------------------------------------------------
STOCKERYALE 053101     COMMON       86126T203        9,014     1,000,000  SH     SOLE                        1,000,000
------------------------------------------------------------------------------------------------------------------------------------
STOREGENET B 070199    COMMON       86211E103       34,533     2,032,520  SH     SOLE                        2,032,520
------------------------------------------------------------------------------------------------------------------------------------
STOREAGENETWRKS        COMMON       86211E103       47,012     2,767,050  SH     SOLE                        2,767,050
------------------------------------------------------------------------------------------------------------------------------------
SUN MICRO              COMMON       866810104        2,358       150,000  SH     SOLE                          150,000
------------------------------------------------------------------------------------------------------------------------------------
TELLIUM 091800         COMMON       87967E107       12,861       833,332  SH     SOLE                          833,332
------------------------------------------------------------------------------------------------------------------------------------
TELLIUM INC            COMMON       87967E107        1,365        75,000  SH     SOLE                           75,000
------------------------------------------------------------------------------------------------------------------------------------
THERMA-WAVE            COMMON       88343A108          477        25,000  SH     SOLE                           25,000
------------------------------------------------------------------------------------------------------------------------------------
TRIPATH TECH           COMMON       89672P104          788        70,000  SH     SOLE                           70,000
------------------------------------------------------------------------------------------------------------------------------------
TURNSTONE SYS          COMMON       900423104          910       130,000  SH     SOLE                          130,000
------------------------------------------------------------------------------------------------------------------------------------
ULTIMATE ELEC          COMMON       903849107        1,297        40,000  SH     SOLE                           40,000
------------------------------------------------------------------------------------------------------------------------------------
UNIROYAL TECH          COMMON       909163107          723        85,000  SH     SOLE                           85,000
------------------------------------------------------------------------------------------------------------------------------------
VERITAS SFT            COMMON       923436109       29,456       442,750  SH     SOLE                          442,750
------------------------------------------------------------------------------------------------------------------------------------
ZORAN CORP             COMMON       98975F101        1,337        45,000  SH     SOLE                           45,000
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 Page 6 of 6                                           FORM 13F INFORMATION TABLE
                                  Name of Reporting Manager: Van Wagoner Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Column 1:            Column 2:    Column 3:   Column 4:         Column 5:           Column 6:        Column 7:      Column 8:
Name of Issuer      Title of Class   CUSIP     Market Value  Shares or Principal Investment Discretion   Other     Voting Authority
                                     Number    (x $1,000)         Amount                               Managers
------------------------------------------------------------------------------------------------------------------------------------
                                                                         SH/ Put Sole Shared-  Shared-            Sole  Shared  None
                                                                         PRN Cal      Defined   Other
------------------------------------------------------------------------------------------------------------------------------------
              TOTAL                                918,668
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